Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
At year-end, components of the income tax expense consist of the following:

	(Dollars in thousands)
	2013	2012
Federal:
Current	$1,844	$1,754
Deferred	276	146
State:
Current	44	35
Deferred, net of valuation allowance	233	6
Income tax expense	$2,397	$1,941

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Effective tax rates differ from the federal statutory rate of 34% applied to income before income taxes due to the following:

	(Dollars in thousands)
	2013	2012
Federal statutory rate	34%	34%
Tax expense at statutory rate	$3,235	$2,990
State tax, net of federal effect	183	27
Tax exempt income	(940)	(806)
Bank owned life insurance	(129)	(329)
Tax credits	-	-
Other	48	59
Total income tax expense	$2,397	$1,941

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
At year-end, the components of the net deferred tax asset recorded in the consolidated balance sheets are as follows:

	(Dollars in thousands)
	2013	2012
Deferred tax assets:
Bad debts	$2,754	$3,318
Deferred loan fees	96	99
Deferred compensation	483	486
Unrealized depreciation on securities available-for-sale, net	1,620	-
Net operating loss	642	875
Tax credits	78	73
Nonaccrual loan interest income	87	12
Restricted stock awards	35	26
REO writedowns	25	11
Unqualified DCP	60	55
Post retirement benefit	52	55
Other-than-temporary impairment	92	92
Accrued vacation	111	125
Impairment on land	75	75
Other	19	20
Total deferred tax assets	6,229	5,322

Deferred tax liabilities:
Depreciation	(1,232)	(1,284)
Prepaids	(270)	(272)
Mortgage servicing rights	(105)	(133)
Deferred stock dividends	(112)	(115)
Unrealized appreciation on securities available-for-sale, net	-	(1,246)
Post retirement unrealized gain	(42)	(40)
Other	(83)	(16)
Total deferred tax liabilities	(1,844)	(3,106)
Valuation allowance	(288)	(474)
Net deferred tax assets	$4,097	$1,742